Accounting policies - Measurement of FA and FL and recognition of FV changes - Levels 2 and 3 FV Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial liabilities	$ 1,477,724	$ 1,644,023
Fair value
Financial instruments
Financial liabilities	359,579	532,068
Fair value | Level 2
Financial instruments
Financial liabilities	296,903	516,240
Fair value | Level 3
Financial instruments
Financial liabilities	106	490
Fair value | Level 2 and 3
Financial instruments
Financial liabilities	297,009	516,730
Trading derivative liabilities | Fair value | Level 3
Financial instruments
Financial liabilities	106	490	$ 791
Marketable debt securities
Financial instruments
Financial liabilities	101,682	132,117
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	351,417	512,990
Financial liabilities at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial liabilities	288,741	497,162
Financial liabilities at fair value through profit or loss | Fair value | Level 3
Financial instruments
Financial liabilities	106	490
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	288,847	497,652
Financial liabilities at fair value through profit or loss | Deposits - The Central banks | Fair value | Level 2
Financial instruments
Financial liabilities	23,002	24,936
Financial liabilities at fair value through profit or loss | Deposits - The Central banks | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	23,002	24,936
Financial liabilities at fair value through profit or loss | Deposits - Credit institutions Repurchase Agreements | Fair value | Level 2
Financial instruments
Financial liabilities	17,846	54,922
Financial liabilities at fair value through profit or loss | Deposits - Credit institutions Repurchase Agreements | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	17,846	54,922
Financial liabilities at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2
Financial instruments
Financial liabilities	114,078	130,293
Financial liabilities at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	114,078	130,293
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2
Financial instruments
Financial liabilities	915	306
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	915	306
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2
Financial instruments
Financial liabilities	264	648
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	264	648
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	29	555
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	29	555
Financial liabilities at fair value through profit or loss | Market index options, Auto callable | Fair value | Level 2
Financial instruments
Financial liabilities	149	4
Financial liabilities at fair value through profit or loss | Market index options, Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	149	4
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial liabilities	86	89
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	86	89
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2
Financial instruments
Financial liabilities	2,063	2,766
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	2,063	2,766
Financial liabilities at fair value through profit or loss | Exchange rate options, European barrier | Fair value | Level 2
Financial instruments
Financial liabilities	5	5
Financial liabilities at fair value through profit or loss | Exchange rate options, European barrier | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	5	5
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	2,051	2,761
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	2,051	2,761
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2
Financial instruments
Financial liabilities	7
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	7
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	126,796	273,805
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 3
Financial instruments
Financial liabilities	106	490
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	126,902	274,295
Financial liabilities at fair value through profit or loss | Index and securities futures | Fair value | Level 2
Financial instruments
Financial liabilities		33
Financial liabilities at fair value through profit or loss | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		33
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial liabilities	3,491	8,063
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	3,491	8,063
Financial liabilities at fair value through profit or loss | Debt instruments | Fair value | Level 2
Financial instruments
Financial liabilities	27	27
Financial liabilities at fair value through profit or loss | Debt instruments | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	27	27
Financial liabilities at fair value through profit or loss | Marketable debt securities
Financial instruments
Financial liabilities	259	1,363	$ 3,246
Financial liabilities at fair value through profit or loss | Marketable debt securities | Fair value | Level 2
Financial instruments
Financial liabilities	259	1,363
Financial liabilities at fair value through profit or loss | Marketable debt securities | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	259	1,363
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	8,162	19,078
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial liabilities	8,162	19,078
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	8,162	19,078
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	7,924	18,509
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	7,924	18,509
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial liabilities	238	569
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	$ 238	$ 569